Capitalization - Common and Preferred Stock (Detail)	1 Months Ended	4 Months Ended
	Sep. 30, 2016 Vote Class	Dec. 31, 2016 Class $ / shares shares	Aug. 31, 2016 Vote	Dec. 31, 2015 $ / shares shares
Class of Stock [Line Items]
Number of classes of common stock | Class	2	2
Number of votes per share of common stock | Vote			1
Conversion of convertible Class B common stock to Class A common stock		4,200,000
Common stock, authorized shares		1,095,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.000001		$ 0.000001
Preferred stock, authorized shares		100,000,000		0
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.000001		$ 0.000010
Preferred stock, shares outstanding		0		0
Class A common stock
Class of Stock [Line Items]
Number of votes per share of common stock | Vote	1
Common stock, authorized shares		1,000,000,000		0
Class B common stock
Class of Stock [Line Items]
Number of votes per share of common stock | Vote	10
Ratio for conversion into Class A common stock	1
Threshold percentage of aggregate outstanding common shares to trigger conversion	10.00%
Threshold percentage vote or written consent of holders to trigger conversion	66.67%
Common stock, authorized shares		95,000,000		130,000,000